Schedule of Investments (unaudited) October 31, 2019	iShares® Edge MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.3%
BlueScope Steel Ltd.	36,113	$331,651
Coles Group Ltd.	54,300	560,776
Fortescue Metals Group Ltd.	125,252	768,865
Goodman Group	56,202	557,186
Harvey Norman Holdings Ltd.	21,254	59,890
Mirvac Group	136,787	302,509
Origin Energy Ltd.	53,442	289,396
Santos Ltd.	48,764	272,799
Sonic Healthcare Ltd.	20,555	404,166
South32 Ltd.	355,633	624,784
Stockland	141,586	476,998

		4,649,020

Austria — 0.2%
OMV AG	5,612	327,577
Raiffeisen Bank International AG	10,934	268,977
voestalpine AG	9,722	243,501

		840,055

Belgium — 0.3%
Solvay SA	3,260	354,610
UCB SA	6,721	541,826

		896,436

Canada — 2.6%
AltaGas Ltd.	11,424	166,534
Bausch Health Companies Inc.(a)	54,973	1,369,358
Canadian Natural Resources Ltd.	24,217	611,897
Cenovus Energy Inc.	25,218	215,274
Empire Co. Ltd., Class A, NVS	18,144	482,745
Encana Corp.	52,774	207,185
First Quantum Minerals Ltd.	50,685	429,204
George Weston Ltd.	8,024	643,764
Husky Energy Inc.	12,046	84,318
Loblaw Companies Ltd.	19,167	1,024,301
Magna International Inc.	16,376	882,374
Metro Inc.	13,341	565,370
Open Text Corp.	13,204	534,650
Power Corp. of Canada	22,717	526,811
Stars Group Inc. (The)(a)(b)	4,657	101,548
Teck Resources Ltd., Class B	57,600	912,414
Tourmaline Oil Corp.	11,438	98,337
West Fraser Timber Co. Ltd.	1,737	80,483

		8,936,567

Denmark — 0.7%
AP Moller — Maersk A/S, Class A	148	177,717
AP Moller — Maersk A/S, Class B, NVS	430	548,321
Carlsberg A/S, Class B	6,894	970,325
Danske Bank A/S	44,811	639,679
H Lundbeck A/S	1,937	66,104
Pandora A/S	2,831	139,275

		2,541,421

Finland — 0.3%
Nokia OYJ	281,393	1,033,949

France — 10.7%
Atos SE	8,504	658,622
AXA SA	101,768	2,689,136
BNP Paribas SA	83,950	4,384,171
Bouygues SA	7,898	334,833

Security	Shares	Value

France (continued)
Carrefour SA	64,535	$1,098,337
Casino Guichard Perrachon SA(b)	11,865	640,283
Cie. de Saint-Gobain	41,971	1,707,707
Cie. Generale des Etablissements Michelin SCA	6,893	838,999
CNP Assurances	6,338	125,722
Credit Agricole SA	81,878	1,067,392
Electricite de France SA	42,298	436,600
Engie SA	148,084	2,477,324
Eutelsat Communications SA	4,764	90,354
Faurecia SE	3,817	177,918
Iliad SA	592	61,291
Imerys SA	1,043	40,285
Orange SA	81,507	1,313,077
Peugeot SA	53,988	1,367,261
Publicis Groupe SA	5,950	255,900
Renault SA	20,184	1,030,437
Sanofi	101,362	9,343,047
Societe Generale SA	88,396	2,509,855
TOTAL SA	84,520	4,444,585
Valeo SA	8,156	303,369

		37,396,505

Germany — 6.1%
Bayer AG, Registered	92,398	7,172,576
Bayerische Motoren Werke AG	20,157	1,545,162
Commerzbank AG	108,703	650,396
Covestro AG(c)	11,905	571,782
Daimler AG, Registered	53,163	3,108,507
Deutsche Bank AG, Registered	248,777	1,802,398
Deutsche Lufthansa AG, Registered	41,268	715,702
Fresenius Medical Care AG & Co. KGaA	9,891	715,944
Fresenius SE & Co. KGaA	21,070	1,107,756
HeidelbergCement AG	9,853	732,321
Merck KGaA	7,833	934,187
METRO AG	24,497	399,019
RTL Group SA	894	45,441
RWE AG	21,763	663,570
TUI AG	9,984	130,485
Uniper SE	13,677	426,330
Volkswagen AG	2,765	524,103

		21,245,679

Hong Kong — 3.2%
ASM Pacific Technology Ltd.	14,900	208,547
CK Asset Holdings Ltd.	370,000	2,582,263
CK Hutchison Holdings Ltd.	399,000	3,690,815
Hang Lung Properties Ltd.	148,000	325,922
Jardine Matheson Holdings Ltd.	16,000	913,920
Jardine Strategic Holdings Ltd.	14,800	478,484
Kerry Properties Ltd.	74,000	239,815
NWS Holdings Ltd.	148,000	220,555
Swire Pacific Ltd., Class A	26,000	247,802
WH Group Ltd.(c)	1,228,000	1,303,566
Wharf Real Estate Investment Co. Ltd.	180,058	1,061,367

		11,273,056

Ireland — 0.1%
Bank of Ireland Group PLC	58,846	283,090

Israel — 0.7%
Bank Hapoalim BM	63,613	508,933
Bank Leumi Le-Israel BM	68,749	500,660

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Mizrahi Tefahot Bank Ltd.	4,855	$120,426
Teva Pharmaceutical Industries Ltd., ADR(a)	170,314	1,388,059

		2,518,078

Italy — 3.6%
Enel SpA	456,615	3,535,394
Eni SpA	98,977	1,498,450
Fiat Chrysler Automobiles NV	107,951	1,677,427
Intesa Sanpaolo SpA	627,619	1,572,657
Leonardo SpA	30,194	350,671
Mediobanca Banca di Credito Finanziario SpA	33,750	401,007
Telecom Italia SpA/Milano(a)	1,227,052	718,294
Telecom Italia SpA/Milano, NVS	452,306	261,795
UniCredit SpA	198,666	2,519,624

		12,535,319

Japan — 41.2%
Aeon Mall Co. Ltd.	14,800	237,665
AGC Inc./Japan	14,800	524,342
Aisin Seiki Co. Ltd.	14,800	596,901
Ajinomoto Co. Inc.	29,600	563,907
Alfresa Holdings Corp.	15,100	339,699
Alps Alpine Co. Ltd.	14,800	320,903
Amada Holdings Co. Ltd.	28,300	325,396
ANA Holdings Inc.	14,800	509,557
Asahi Group Holdings Ltd.	29,600	1,486,777
Asahi Kasei Corp.	57,100	639,902
Astellas Pharma Inc.	59,600	1,024,621
Bridgestone Corp.	15,100	631,768
Brother Industries Ltd.	14,800	281,338
Canon Inc.	88,800	2,433,057
Central Japan Railway Co.	11,100	2,289,205
Chiba Bank Ltd. (The)	42,600	234,467
Chubu Electric Power Co. Inc.	59,200	890,149
Coca-Cola Bottlers Japan Holdings Inc.	2,600	59,333
Concordia Financial Group Ltd.	86,100	355,216
Credit Saison Co. Ltd.	14,800	216,034
Dai Nippon Printing Co. Ltd.	14,800	398,117
Daicel Corp.	13,600	122,784
Dai-ichi Life Holdings Inc.	59,200	977,768
Daito Trust Construction Co. Ltd.	3,200	425,364
Daiwa House Industry Co. Ltd.	74,000	2,556,681
Daiwa House REIT Investment Corp.	149	433,472
Daiwa Securities Group Inc.	89,400	404,969
Denso Corp.	14,800	693,008
East Japan Railway Co.	17,100	1,557,910
Electric Power Development Co. Ltd.	14,800	360,605
Fuji Electric Co. Ltd.	2,500	80,246
FUJIFILM Holdings Corp.	44,400	1,963,202
Fujitsu Ltd.	18,500	1,646,441
Fukuoka Financial Group Inc.	14,900	290,819
Hankyu Hanshin Holdings Inc.	14,800	595,532
Hino Motors Ltd.	28,200	269,205
Hitachi High-Technologies Corp.	1,800	112,557
Hitachi Ltd.	129,600	4,878,057
Hitachi Metals Ltd.	13,700	173,365
Honda Motor Co. Ltd.	103,600	2,819,400
Hulic Co. Ltd.	14,900	162,776
Idemitsu Kosan Co. Ltd.	14,800	438,777
Iida Group Holdings Co. Ltd.	14,800	248,070
Inpex Corp.	57,100	532,680

Security	Shares	Value

Japan (continued)
Isuzu Motors Ltd.	28,300	$331,809
ITOCHU Corp.	190,200	3,995,599
J Front Retailing Co. Ltd.	14,800	189,612
Japan Airlines Co. Ltd.	14,800	461,914
Japan Post Bank Co. Ltd.	28,200	282,248
Japan Post Holdings Co. Ltd.	130,000	1,197,724
Japan Tobacco Inc.	88,800	2,017,416
JFE Holdings Inc.	74,000	935,738
JSR Corp.	14,900	282,412
JTEKT Corp.	29,600	381,688
JXTG Holdings Inc.	233,200	1,098,858
Kajima Corp.	44,400	614,425
Kamigumi Co. Ltd.	14,800	335,962
Kansai Electric Power Co. Inc. (The)	72,400	846,860
Kawasaki Heavy Industries Ltd.	14,800	359,099
KDDI Corp.	88,800	2,463,449
Kobe Steel Ltd.	42,900	233,340
Komatsu Ltd.	29,800	705,409
Konica Minolta Inc.	58,200	430,154
Kuraray Co. Ltd.	14,800	177,701
Kyocera Corp.	29,600	1,955,536
Kyushu Electric Power Co. Inc.	43,000	430,378
Kyushu Railway Co.	14,900	493,428
LIXIL Group Corp.	29,600	554,735
Marubeni Corp.	274,900	1,947,351
Mazda Motor Corp.	42,800	397,891
Mebuki Financial Group Inc.	105,500	270,325
Medipal Holdings Corp.	15,100	346,683
MINEBEA MITSUMI Inc.	14,800	284,760
Mitsubishi Chemical Holdings Corp.	144,900	1,113,306
Mitsubishi Corp.	187,900	4,804,177
Mitsubishi Electric Corp.	101,100	1,455,642
Mitsubishi Estate Co. Ltd.	44,700	871,424
Mitsubishi Gas Chemical Co. Inc.	14,800	211,243
Mitsubishi Heavy Industries Ltd.	29,600	1,205,302
Mitsubishi Materials Corp.	14,800	428,509
Mitsubishi Motors Corp.	28,500	131,289
Mitsubishi Tanabe Pharma Corp.	28,300	340,841
Mitsubishi UFJ Financial Group Inc.	1,114,700	5,875,363
Mitsubishi UFJ Lease & Finance Co. Ltd.	28,300	175,133
Mitsui & Co. Ltd.	231,100	3,992,223
Mitsui Chemicals Inc.	14,800	356,361
Mitsui OSK Lines Ltd.	14,800	407,426
Mizuho Financial Group Inc.	2,064,600	3,223,759
MS&AD Insurance Group Holdings Inc.	29,600	960,792
NEC Corp.	21,200	843,254
Nexon Co. Ltd.(a)	14,800	171,814
NGK Insulators Ltd.	14,800	229,177
NH Foods Ltd.	14,800	622,228
Nikon Corp.	14,800	190,297
Nippon Electric Glass Co. Ltd.	14,800	336,647
Nippon Steel Corp.	86,100	1,267,547
Nippon Telegraph & Telephone Corp.	44,400	2,207,987
Nippon Yusen KK	14,800	268,742
Nissan Motor Co. Ltd.	173,100	1,103,882
Nomura Holdings Inc.	231,100	1,058,821
Nomura Real Estate Master Fund Inc.	323	616,988
NSK Ltd.	28,100	264,091
NTT DOCOMO Inc.	44,400	1,221,868
Obayashi Corp.	86,800	899,274

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Oji Holdings Corp.	57,100	$298,427
ORIX Corp.	100,600	1,588,029
Osaka Gas Co. Ltd.	29,600	581,294
Otsuka Holdings Co. Ltd.	29,600	1,242,540
Renesas Electronics Corp.(a)	15,000	102,678
Resona Holdings Inc.	202,100	888,189
Ricoh Co. Ltd.	72,600	651,422
Rohm Co. Ltd.	14,800	1,185,588
Sega Sammy Holdings Inc.	100	1,413
Seiko Epson Corp.	29,600	421,117
Sekisui Chemical Co. Ltd.	14,900	261,737
Sekisui House Ltd.	29,700	643,425
Seven & i Holdings Co. Ltd.	74,000	2,806,531
Shimizu Corp.	74,000	694,103
Shinsei Bank Ltd.	14,800	233,011
Shizuoka Bank Ltd. (The)	28,100	216,264
Showa Denko KK	14,800	420,980
SoftBank Group Corp.	59,200	2,294,510
Sompo Holdings Inc.	14,800	585,127
Subaru Corp.	29,600	855,102
SUMCO Corp.	14,800	249,302
Sumitomo Chemical Co. Ltd.	145,100	669,765
Sumitomo Corp.	187,600	3,059,422
Sumitomo Dainippon Pharma Co. Ltd.	14,800	260,391
Sumitomo Electric Industries Ltd.	44,400	614,630
Sumitomo Heavy Industries Ltd.	14,900	467,929
Sumitomo Metal Mining Co. Ltd.	14,800	500,521
Sumitomo Mitsui Financial Group Inc.	118,400	4,249,498
Sumitomo Mitsui Trust Holdings Inc.	29,600	1,088,660
Sumitomo Rubber Industries Ltd.	13,700	182,869
Suzuken Co. Ltd./Aichi Japan	14,800	794,043
Suzuki Motor Corp.	14,800	703,276
Taiheiyo Cement Corp.	14,800	421,664
Taisei Corp.	14,800	588,687
TDK Corp.	14,800	1,482,670
Teijin Ltd.	14,800	298,724
THK Co. Ltd.	14,800	431,932
Tohoku Electric Power Co. Inc.	43,200	445,167
Tokyo Electric Power Co. Holdings Inc.(a)	274,600	1,275,142
Toppan Printing Co. Ltd.	29,600	550,628
Tosoh Corp.	29,600	410,164
Toyo Seikan Group Holdings Ltd.	14,800	236,433
Toyo Suisan Kaisha Ltd.	14,800	624,282
Toyota Industries Corp.	14,800	898,090
Toyota Motor Corp.	118,400	8,260,236
Toyota Tsusho Corp.	14,800	516,128
West Japan Railway Co.	14,800	1,289,224
Yamada Denki Co. Ltd.	28,100	135,945
Yamaha Motor Co. Ltd.	14,800	292,974
Yamazaki Baking Co. Ltd.	14,800	252,725

		144,202,561

Netherlands — 3.9%
Aegon NV	195,576	845,722
AerCap Holdings NV(a)(b)	18,043	1,044,329
Akzo Nobel NV	8,787	809,256
ArcelorMittal	95,499	1,409,571
EXOR NV	5,127	393,074
ING Groep NV	213,584	2,413,351
Koninklijke Ahold Delhaize NV	172,241	4,289,989
NN Group NV	22,991	876,458

Security	Shares	Value

Netherlands (continued)
NXP Semiconductors NV	14,820	$1,684,738

		13,766,488

Norway — 0.4%
Equinor ASA	25,731	476,718
Mowi ASA	32,038	782,351
Norsk Hydro ASA	60,607	214,209

		1,473,278

Singapore — 0.8%
ComfortDelGro Corp. Ltd.	72,800	123,032
Golden Agri-Resources Ltd.	1,455,500	219,242
Keppel Corp. Ltd.	115,100	580,173
Sembcorp Industries Ltd.	85,400	143,698
Singapore Airlines Ltd.	57,500	397,572
UOL Group Ltd.	28,100	161,049
Venture Corp. Ltd.	13,600	158,189
Wilmar International Ltd.	307,500	847,294
Yangzijiang Shipbuilding Holdings Ltd.	248,400	174,306

		2,804,555

Spain — 3.0%
Banco Bilbao Vizcaya Argentaria SA	403,470	2,125,971
Banco de Sabadell SA	530,051	581,772
Banco Santander SA	959,975	3,849,162
Bankia SA	73,425	139,914
CaixaBank SA	212,443	607,936
Mapfre SA	55,537	154,900
Repsol SA	83,043	1,361,910
Telefonica SA	203,125	1,557,989

		10,379,554

Sweden — 0.3%
Boliden AB	14,367	387,199
ICA Gruppen AB	5,155	228,474
Telia Co. AB	90,321	397,966

		1,013,639

Switzerland — 3.4%
Credit Suisse Group AG, Registered	132,113	1,637,438
Novartis AG, Registered	103,561	9,035,284
Swiss Re AG	12,146	1,271,530

		11,944,252

United Kingdom — 15.1%
3i Group PLC	43,782	639,056
Anglo American PLC	81,052	2,078,326
Aviva PLC	219,218	1,177,789
Barclays PLC	1,779,603	3,864,106
Barratt Developments PLC	53,339	435,658
Berkeley Group Holdings PLC	4,506	256,612
BP PLC	452,912	2,867,630
British American Tobacco PLC	262,367	9,173,363
BT Group PLC	415,416	1,100,361
Coca-Cola European Partners PLC	9,179	491,168
easyJet PLC	11,110	177,979
Glencore PLC	755,326	2,273,901
Imperial Brands PLC	86,897	1,903,013
J Sainsbury PLC	358,481	943,984
John Wood Group PLC	23,266	101,849
Kingfisher PLC	103,164	276,600
Lloyds Banking Group PLC	4,162,933	3,059,721
Marks & Spencer Group PLC	52,777	123,952
Meggitt PLC	41,819	337,886

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Melrose Industries PLC	200,598	$553,151
Micro Focus International PLC	31,687	434,631
Pearson PLC	26,920	237,641
Persimmon PLC	12,024	354,279
Rio Tinto PLC	49,565	2,574,462
Royal Bank of Scotland Group PLC	345,688	951,450
Royal Dutch Shell PLC, Class A	137,241	3,965,579
Royal Dutch Shell PLC, Class B	111,940	3,212,779
Standard Chartered PLC	188,647	1,711,205
Taylor Wimpey PLC	141,859	303,801
Tesco PLC	773,463	2,354,024
Vodafone Group PLC	1,627,810	3,315,450
Wm Morrison Supermarkets PLC	317,788	817,706
WPP PLC	62,073	773,665

		52,842,777

Total Common Stocks — 97.9% (Cost: $353,910,277)		342,576,279

Preferred Stocks

Germany — 1.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	3,771	232,443
Porsche Automobil Holding SE, Preference Shares, NVS	15,559	1,145,655
Volkswagen AG, Preference Shares, NVS	14,661	2,792,063

		4,170,161

Total Preferred Stocks — 1.2% (Cost: $3,785,109)		4,170,161

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(d)(e)(f)	350,432	$350,607
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(d)(e)	84,000	84,000

		434,607

Total Short-Term Investments — 0.1% (Cost: $434,567)		434,607

Total Investments in Securities — 99.2% (Cost: $358,129,953)		347,181,047

Other Assets, Less Liabilities — 0.8%		2,682,555

Net Assets — 100.0%		$349,863,602

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	616,641	(266,209)	350,432	$350,607	$28,386	(a)	$63	$(22)
BlackRock Cash Funds: Treasury, SL Agency Shares	76,000	8,000	84,000	84,000	566		—	—

				$434,607	$28,952		$63	$(22)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	24	12/20/19	$966	$20,879
FTSE 100 Index	9	12/20/19	844	(10,580)
TOPIX Index	8	12/12/19	1,235	52,808

				$63,107

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Intl Value Factor ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$342,576,279	$—	$—	$342,576,279
Preferred Stocks	4,170,161	—	—	4,170,161
Money Market Funds	434,607	—	—	434,607

	$347,181,047	$—	$—	$347,181,047

Derivative financial instruments(a)
Assets
Futures Contracts	$73,687	$—	$—	$73,687
Liabilities
Futures Contracts	(10,580)	—	—	(10,580)

	$63,107	$—	$—	$63,107

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares